Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Accounts receivable	$ 56.1	$ 88.0
Risk management	23.0	8.4
Prepaid expenses and other	11.0	12.0
Assets held for sale	0.0	383.7
Total current assets	90.1	492.1
Non-current
Property, plant and equipment	1,494.5	1,349.2
Risk management	8.7	0.0
Deferred income tax	261.5	273.3
Total non-current assets	1,764.7	1,622.5
Total assets	1,854.8	2,114.6
Current
Bank overdraft	0.4	0.5
Accounts payable and accrued liabilities	155.0	175.8
Current portion of long-term debt	0.0	3.0
Current portion of lease liabilities	3.3	2.1
Current portion of provisions	8.9	20.4
Risk management	0.0	1.3
Liabilities related to assets held for sale	0.0	72.2
Total current liabilities	167.6	275.3
Non-current
Long-term debt	179.9	332.4
Lease liabilities	16.2	4.5
Provisions	98.3	96.0
Other non-current liabilities	1.2	0.6
Total liabilities	463.2	708.8
Shareholders' equity
Shareholders' capital	2,084.8	2,135.2
Other reserves	109.6	108.6
Deficit	(802.8)	(838.0)
Total shareholders' equity	1,391.6	1,405.8
Total liabilities and shareholders' equity	$ 1,854.8	$ 2,114.6